LONG-TERM DEBT - Narrative (Details)			10 Months Ended	12 Months Ended			24 Months Ended
	Dec. 31, 2018 USD ($)	Nov. 05, 2018 USD ($)	Nov. 05, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2017 USD ($)	Nov. 01, 2017 USD ($)
ANGI Homeservices | Term Loan
Debt Instrument
Face amount of debt instrument									$ 275,000,000
ANGI Term Loan due November 5, 2023 | ANGI Homeservices | Term Loan
Debt Instrument
Interest rate (as a percent)					3.25%	3.98%
ANGI Term Loan due November 5, 2023 | ANGI Homeservices | Term Loan | Maximum
Debt Instrument
Leverage ratio					4.5
Leverage ratio limiting ability to pay dividends, make distributions, or repurchase stock					4.25
ANGI Term Loan due November 5, 2023 | ANGI Homeservices | Term Loan | Minimum
Debt Instrument
Interest coverage ratio					2.0
ANGI Term Loan due November 5, 2023 | ANGI Homeservices | Term Loan | Forecast
Debt Instrument
Quarterly principal payments			$ 10,300,000	$ 6,900,000			$ 3,400,000
Final principal payment			$ 161,600,000
ANGI Term Loan due November 5, 2023 | ANGI Homeservices | Term Loan | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument
Basis spread on variable rate (as a percent)					1.50%	1.50%
Revolving Credit Facility | ANGI Homeservices Credit Facility | ANGI Homeservices
Debt Instrument
Term of debt instrument		5 years
Maximum borrowing capacity		$ 250,000,000
Outstanding borrowings	$ 0				$ 0	$ 0
Line of Credit Facility, Commitment Fee Percentage					0.25%	0.25%
Revolving Credit Facility | IAC Credit Facility
Debt Instrument
Maximum borrowing capacity								$ 250,000,000
Outstanding borrowings	$ 0					$ 0
Line of Credit Facility, Commitment Fee Percentage					0.20%	0.20%
Revolving Credit Facility | IAC Credit Facility | Maximum
Debt Instrument
Leverage ratio	2.75				3.25